Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Foreign currency translation differences on foreign operations, before tax	$ (1,915)	$ 48,618	$ (565)
Net change in fair value of available-for- sale financial assets, before tax	2,280	(809)	752
Remeasurement of defined benefit (asset) liability, before tax	(422)	(266)	(149)
Total	(57)	47,543	38
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Net change in fair value of available-for- sale financial assets, tax (expense) benefit	0	0	0
Remeasurement of defined benefit (asset) liability, tax (expense) benefit	0	0	0
Total	0	0	0
Foreign currency translation differences on foreign operations, net of tax	(1,915)	48,618	(565)
Net change in fair value of available-for- sale financial assets, net of tax	2,280	(809)	752
Remeasurement of defined benefit (asset) liability	(422)	(266)	(149)
Other comprehensive income (loss) for the year, net of tax	$ (57)	$ 47,543	$ 38